Auditor's remuneration - Disclosure of Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Audit of the Barclays Bank Group's annual accounts	£ 22	£ 20	£ 19
Total Auditor's remuneration	49	47	41
KPMG
Disclosure of products and services [line items]
Audit of the Barclays Bank Group's annual accounts	43	41	33
Other services	1	1	0
Subsidiaries
Disclosure of products and services [line items]
Audit of the Barclays Bank Group's annual accounts	18	18	14
Other audit related fees
Disclosure of products and services [line items]
Audit of the Barclays Bank Group's annual accounts	8	8	7
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit of the Barclays Bank Group's annual accounts	5	5	5
Other services
Disclosure of products and services [line items]
Other services	£ 1	£ 1	£ 1